Subsequent Events (Details) - USD ($)	Apr. 14, 2022	Mar. 25, 2022	Sep. 02, 2021	Apr. 22, 2022	Oct. 28, 2020
Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit
Subsequent Event [Line Items]
Credit amount		$ 25,000,000			$ 5,000,000
Current borrowing capacity		$ 10,000,000
Commitment fee percentage		2.00%
Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | First Covenant
Subsequent Event [Line Items]
Current borrowing capacity		$ 5,000,000
Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | First Covenant | Eurocurrency Rate
Subsequent Event [Line Items]
Interest rate		6.00%
Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | First Covenant | Base Rate
Subsequent Event [Line Items]
Interest rate		5.00%
Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | Second Covenant
Subsequent Event [Line Items]
Current borrowing capacity		$ 5,000,000
Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | Second Covenant | Eurocurrency Rate
Subsequent Event [Line Items]
Interest rate		7.50%
Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | Second Covenant | Base Rate
Subsequent Event [Line Items]
Interest rate		6.50%
Private Placement
Subsequent Event [Line Items]
Shares from transaction (in shares)			8,500,000
Subsequent Event
Subsequent Event [Line Items]
Sale of stock, number of shares authorized for issuance				9,000,000
Subsequent Event | Revolving Credit Facility | Line of Credit | Financial Guarantee
Subsequent Event [Line Items]
Loan outstanding threshold		$ 10,000,000
Undiscounted maximum exposure		15,000,000
Subsequent Event | Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit
Subsequent Event [Line Items]
Credit amount		$ 25,000,000
Commitment fee percentage		2.00%
Subsequent Event | Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | First Covenant
Subsequent Event [Line Items]
Current borrowing capacity		$ 5,000,000
Subsequent Event | Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | First Covenant | Eurocurrency Rate
Subsequent Event [Line Items]
Interest rate		6.00%
Subsequent Event | Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | First Covenant | Base Rate
Subsequent Event [Line Items]
Interest rate		5.00%
Subsequent Event | Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | Second Covenant
Subsequent Event [Line Items]
Current borrowing capacity		$ 5,000,000
Subsequent Event | Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | Second Covenant | Eurocurrency Rate
Subsequent Event [Line Items]
Interest rate		7.50%
Subsequent Event | Revolving Credit Facility | Adams Street Capital Agreement | Line of Credit | Second Covenant | Base Rate
Subsequent Event [Line Items]
Interest rate		6.50%
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Sale of stock, amount authorized to issue and sell	$ 80,000,000
Shares from transaction (in shares)	127,751